S000028695 [Member] Expense Example - CTIVP - CenterSquare Real Estate Fund	Dec. 31, 2025 USD ($)
CTIVP - CenterSquare Real Estate Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
CTIVP - CenterSquare Real Estate Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329